Property, Plant and Equipment - Summary of assets subject to operating leases (Detail) $ in Millions, $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	$ 1,555,589.1
Additions	366,978.5		$ 277,237.9
Ending balance	1,722,679.1	$ 61,722.7		$ 1,555,589.1
Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	1,003.2		63.5	63.5
Ending balance	567.0		38.0	1,003.2
Cost [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	1,426.6		562.6	562.6
Transfers to assets subject to operating leases	(691.7)		(22.3)
Transfers from assets subject to operating leases	244.6
Ending balance	979.5		540.3	1,426.6
Accumulated depreciation [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	423.4		499.1	499.1
Additions	134.1		11.4
Transfers to assets subject to operating leases	(213.3)		(8.2)
Transfers from assets subject to operating leases	68.3
Ending balance	412.5		502.3	423.4
Buildings [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	26.2		63.5	63.5
Ending balance	5.7		38.0	26.2
Buildings [member] | Cost [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	227.6		562.6	562.6
Transfers to assets subject to operating leases	(35.5)		(22.3)
Ending balance	192.1		540.3	227.6
Buildings [member] | Accumulated depreciation [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	201.4		499.1	499.1
Additions	0.6		11.4
Transfers to assets subject to operating leases	(15.6)		(8.2)
Ending balance	186.4		$ 502.3	201.4
Machinery and equipment [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	977.0
Ending balance	561.3			977.0
Machinery and equipment [member] | Cost [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	1,199.0
Transfers to assets subject to operating leases	(656.2)
Transfers from assets subject to operating leases				244.6
Ending balance	787.4			1,199.0
Machinery and equipment [member] | Accumulated depreciation [member] | Buildings used to operating leases [member]
Disclosure Of Property Plant And Equipment Subject To Operating Lease [Line Items]
Beginning balance	222.0
Additions				133.5
Transfers to assets subject to operating leases	(197.7)
Transfers from assets subject to operating leases				68.3
Ending balance	$ 226.1			$ 222.0